Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings	¥ 32,798	¥ 86,608
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings	32,798	59,608
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings		¥ 27,000